Document and Entity Information	Mar. 30, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001776909
Document Type	8-K
Document Period End Date	Mar. 30, 2023
Entity Registrant Name	CURIOSITYSTREAM INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39139
Entity Tax Identification Number	84-1797523
Entity Address, Address Line One	8484 Georgia Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	(301)
Local Phone Number	755-2050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.00012 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	CURI
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	CURIW
Security Exchange Name	NASDAQ